CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Cash and cash equivalents, beginning of the year	$ 14,259	$ 10,746	$ 9,815
Operating activities:
Net income	39,510	37,037	41,733
Adjustments to reconcile net income to cash generated by operating activities:
Depreciation and amortization	7,946	6,757	3,277
Share-based compensation expense	2,863	2,253	1,740
Deferred income tax expense	2,347	1,141	4,405
Changes in operating assets and liabilities:
Accounts receivable, net	(4,232)	(2,172)	(5,551)
Inventories	(76)	(973)	(15)
Vendor non-trade receivables	(2,220)	223	(1,414)
Other current and non-current assets	167	1,080	(3,162)
Accounts payable	5,938	2,340	4,467
Deferred revenue	1,460	1,459	2,824
Other current and non-current liabilities	6,010	4,521	2,552
Cash generated by operating activities	59,713	53,666	50,856
Investing activities:
Purchases of marketable securities	(217,128)	(148,489)	(151,232)
Proceeds from maturities of marketable securities	18,810	20,317	13,035
Proceeds from sales of marketable securities	189,301	104,130	99,770
Payments made in connection with business acquisitions, net	(3,765)	(496)	(350)
Payments for acquisition of property, plant and equipment	(9,571)	(8,165)	(8,295)
Payments for acquisition of intangible assets	(242)	(911)	(1,107)
Other	16	(160)	(48)
Cash used in investing activities	(22,579)	(33,774)	(48,227)
Financing activities:
Proceeds from issuance of common stock	730	530	665
Excess tax benefits from equity awards	739	701	1,351
Taxes paid related to net share settlement of equity awards	(1,158)	(1,082)	(1,226)
Dividends and dividend equivalents paid	(11,126)	(10,564)	(2,488)
Repurchase of common stock	(45,000)	(22,860)	0
Proceeds from issuance of long-term debt, net	11,960	16,896	0
Proceeds from issuance of commercial paper, net	6,306	0	0
Cash used in financing activities	(37,549)	(16,379)	(1,698)
Increase/(decrease) in cash and cash equivalents	(415)	3,513	931
Cash and cash equivalents, end of the year	13,844	14,259	10,746
Supplemental cash flow disclosure:
Cash paid for income taxes, net	10,026	9,128	7,682
Cash paid for interest	$ 339	$ 0	$ 0